Net Income (Loss) Per Common Share	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Net Income (Loss) Per Common Share

Note 8 - Net Income (Loss) per Common Share

Basic income (loss) per common share is calculated by dividing net income (loss) available to common shareholders by the number of weighted average common shares issued and outstanding. Diluted earnings (loss) per common share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares issued and outstanding for the period, plus amounts representing the dilutive effect from the exercise of stock options and warrants, as applicable. The Company calculates dilutive potential common shares using the treasury stock method, which assumes the Company will use the proceeds from the exercise of stock options and warrants to repurchase shares of common stock to hold in its treasury stock reserves.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	March 31,
	2018	2017
Shares underlying warrants outstanding	7,099,010	7,432,342
Shares underlying options outstanding	6,474,527	5,040,306
Unvested restricted stock	753,528	584,467